Eaton Vance

Municipal Bond Fund

June 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 1.4%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.4%
Montefiore Obligated Group, 4.287%, 9/1/50	$13,890	$14,954,201

Total Corporate Bonds — 1.4% (identified cost $13,890,000)		$14,954,201

Tax-Exempt Mortgage-Backed Securities — 0.4%

Security	Principal Amount (000’s omitted)	Value
Housing — 0.4%
Washington Housing Finance Commission, Municipal Certificates, Series 2021-1, Class A, 3.50%, 12/20/35	$3,266	$3,813,384

Total Tax-Exempt Mortgage-Backed Securities — 0.4% (identified cost $3,702,610)		$3,813,384

Tax-Exempt Municipal Obligations — 164.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.2%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$6,500	$9,430,590
Illinois Finance Authority, (Revolving Fund), Green Bonds, 4.00%, 7/1/38	5,000	5,973,400
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	700	703,318
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	345	443,384
Texas Water Development Board, 4.00%, 10/15/37(1)	4,875	5,836,838

		$22,387,530

Education — 12.9%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	$4,750	$5,593,125
District of Columbia, (KIPP DC):
4.00%, 7/1/39	275	310,742
4.00%, 7/1/44	270	303,210
4.00%, 7/1/49	385	430,638
Georgia Private Colleges and Universities Authority, (Mercer University), 4.00%, 10/1/50(2)	2,700	3,198,123
Houston Higher Education Finance Corp., TX, (St. John’s School), Prerefunded to 9/1/22, 5.25%, 9/1/33	4,550	4,812,535
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(1)	9,525	11,597,640

Security	Principal Amount (000’s omitted)	Value
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	$1,650	$1,854,088
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46(1)	7,050	8,448,086
Massachusetts Health and Educational Facilities Authority, (Boston College):
5.50%, 6/1/27	5,710	7,308,229
5.50%, 6/1/30	8,325	11,188,800
New Jersey Educational Facilities Authority, (Princeton University):
4.00%, 3/1/32	8,800	11,126,544
4.00%, 7/1/47(1)	10,000	11,510,100
5.00%, 7/1/29(1)	1,675	2,101,924
5.00%, 7/1/31(1)	1,125	1,407,623
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(1)	8,500	10,734,055
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	548,155
Pennsylvania State University, 5.00%, 9/1/42(1)	3,750	4,605,263
Swarthmore Borough Authority, PA, (Swarthmore College), 5.00%, 9/15/46(1)	3,000	3,770,670
University of Cincinnati, OH, 5.00%, 6/1/45(1)	7,500	9,229,875
University of Michigan:
5.00%, 4/1/40(1)	15,000	17,875,200
5.00%, 4/1/48(1)	3,500	4,383,050

		$132,337,675

Electric Utilities — 7.0%
Energy Northwest, WA, (Columbia Generating Station):
Series 2014-A, 5.00%, 7/1/40	$2,650	$2,975,791
Series 2021-A, 5.00%, 7/1/40	10,000	13,392,600
Los Angeles Department of Water and Power, CA, Power System Revenue, 4.00%, 7/1/46(1)	3,000	3,354,390
Michigan Public Power Agency, 5.00%, 1/1/43	700	713,608
New York Power Authority, 4.00%, 11/15/50(1)	12,500	14,882,625
Omaha Public Power District, NE:
5.00%, 2/1/40(1)	16,000	18,135,360
5.00%, 2/1/42(1)	10,000	12,356,000
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	5,000	5,569,400

		$71,379,774

Escrowed/Prerefunded — 9.9%
Kent Hospital Finance Authority, MI, (Spectrum Health System), Prerefunded to 1/15/22, 5.00%, 1/15/31	$750	$769,688
Mississippi:
Prerefunded to 10/1/21, 5.00%, 10/1/30(1)	10,000	10,121,300
Prerefunded to 10/1/21, 5.00%, 10/1/36(1)	13,800	13,967,394
New York Dormitory Authority, Sales Tax Revenue, Prerefunded to 3/15/23, 5.00%, 3/15/35	13,750	14,886,025
New York, NY, Prerefunded to 10/1/22, 5.00%, 10/1/32	10,000	10,607,900
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 10/1/25, 5.00%, 10/1/41(1)	10,000	11,925,900

Security	Principal Amount (000’s omitted)	Value
Northeast Ohio Regional Sewer District, Prerefunded to 5/15/23, 4.00%, 11/15/33(1)	$1,000	$1,064,750
Oregon, Prerefunded to 8/1/21, 5.00%, 8/1/35(1)	6,750	6,776,663
Unified Government of Wyandotte County/Kansas City Board of Public Utilities, KS, Prerefunded to 9/1/21, 5.00%, 9/1/36	4,110	4,142,674
University of Massachusetts Building Authority, Prerefunded to 11/1/22, 5.00%, 11/1/39(1)	14,175	15,092,264
Walled Lake Consolidated School District, MI, Prerefunded to 11/1/23, 5.00%, 5/1/34	635	705,358
Wisconsin Health and Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), Prerefunded to 11/15/21, 5.00%, 11/15/41(1)	11,500	11,708,495

		$101,768,411

General Obligations — 28.3%
Allegheny County, PA, 5.00%, 11/1/43(1)	$3,800	$4,749,810
Boston, MA, 5.00%, 5/1/38(1)	2,000	2,547,100
California:
5.00%, 10/1/33(1)	18,800	21,516,600
5.00%, 8/1/46(1)	15,000	18,106,200
Chicago, IL, 5.00%, 1/1/44	19,880	24,392,959
Cleveland, OH, 5.00%, 12/1/43(1)	2,225	2,731,299
District of Columbia, 5.00%, 6/1/43(1)	12,000	14,971,560
Forest Hills Local School District, OH, 5.00%, 12/1/46(1)	2,225	2,518,389
Humble Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/43(1)	20,000	24,033,200
Illinois:
4.00%, 11/1/38	13,000	15,041,780
4.00%, 11/1/40	2,000	2,305,380
5.50%, 5/1/39	810	1,049,898
5.75%, 5/1/45	830	1,077,863
Jackson Public Schools, MI, 5.00%, 5/1/48(1)	2,150	2,608,982
Massachusetts, 5.00%, 9/1/38(1)	18,500	23,447,455
Monmouth County Improvement Authority, NJ, Prerefunded to 8/10/21, 5.00%, 1/15/27	260	261,003
Morgan Hill Unified School District, CA, (Election of 2012), 4.00%, 8/1/47(1)	10,000	11,392,300
Ohio, 5.00%, 2/1/37(1)	2,225	2,625,545
Pennsylvania:
4.00%, 4/1/29(1)	3,000	3,196,560
5.00%, 3/1/32(1)	2,750	3,461,920
Peters Township School District, PA, 5.00%, 9/1/40(1)	3,225	4,023,865
Shoreline School District No. 412, WA, 4.00%, 6/1/38(1)	2,800	3,348,688
State College Area School District, PA, 5.00%, 5/15/44(1)	3,650	4,508,517
Tacoma School District No. 10, WA, Prerefunded to 12/1/25, 5.00%, 12/1/39(1)	10,000	11,971,700
Trenton Public Schools, MI, 5.00%, 5/1/42(1)	2,150	2,643,726
Upper Arlington City School District, OH, 5.00%, 12/1/48(1)	2,225	2,690,626
Washington:
4.00%, 7/1/28(1)	10,000	10,371,900
5.00%, 2/1/35(1)	23,500	26,248,795
5.00%, 2/1/38(1)	10,000	12,485,900
5.00%, 6/1/38	1,540	2,014,089
5.00%, 6/1/40	2,500	3,256,775

Security	Principal Amount (000’s omitted)	Value
Will County, IL, Prerefunded to 11/15/25, 5.00%, 11/15/45(1)	$19,725	$23,632,128
Winchester, MA, 5.00%, 4/15/36	160	160,605

		$289,393,117

Hospital — 12.3%
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	$900	$1,031,454
Brookhaven Local Development Corp., NY, (Long Island Community Hospital), 5.00%, 10/1/50	1,795	2,218,853
California Health Facilities Financing Authority, (City of Hope), 4.00%, 11/15/45(1)	5,200	6,095,440
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	250	267,993
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 9/1/50	11,625	13,671,349
Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/47(1)	2,200	2,725,514
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	278,927
Hamilton County, OH, (UC Health), 4.00%, 9/15/50	3,335	3,842,854
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	3,150	3,446,100
Martin County Health Facilities Authority, FL, (Cleveland Clinic Health System), 4.00%, 1/1/46(1)	10,000	11,660,100
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 4.00%, 7/1/45	250	292,410
Massachusetts Development Finance Agency, (Partners HealthCare System):
5.00%, 7/1/41(1)	10,000	12,010,200
5.00%, 7/1/47(1)	2,375	2,840,856
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/42(1)	7,300	9,065,724
Middleburg Heights, OH, (Southwest General Health Center):
Prerefunded to 8/1/21, 5.25%, 8/1/36	500	502,075
Prerefunded to 8/1/21, 5.25%, 8/1/41	755	758,133
Monroeville Finance Authority, PA, (UPMC Obligated Group), 5.00%, 2/15/42	500	526,215
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	135	147,500
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39(1)	1,750	2,106,545
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	5,000	5,468,350
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.):
5.00%, 1/15/27	565	602,403
5.00%, 1/15/29	165	175,215
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42(1)	1,600	1,830,448
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/39	1,000	1,112,580
Tampa, FL, (BayCare Health System):
4.00%, 11/15/46(1)	3,000	3,302,220
5.00%, 11/15/46(1)	12,000	14,120,520

Security	Principal Amount (000’s omitted)	Value
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45(1)	$12,900	$15,214,002
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/33	1,600	1,910,672
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), Prerefunded to 6/1/23, 5.375%, 6/1/38	7,605	8,344,054

		$125,568,706

Housing — 0.6%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	$175	$199,127
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 4.25%, 7/1/50	1,350	1,571,157
New York City Housing Development Corp., NY, 2.35%, 11/1/40	3,640	3,662,859
Seattle Housing Authority, WA, 3.625%, 12/1/43	1,000	1,083,540

		$6,516,683

Industrial Development Revenue — 2.2%
George L. Smith II Georgia World Congress Center Authority, 4.00%, 1/1/54	$2,000	$2,337,400
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	4,840	4,988,346
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 4.00%, 10/1/30	12,610	15,273,862

		$22,599,608

Insured-Bond Bank — 0.1%
Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$700	$721,000

		$721,000

Insured-Education — 2.5%
Massachusetts College Building Authority, (AGC), 5.50%, 5/1/39	$700	$1,053,437
Massachusetts Development Finance Agency, (Boston University), (AGC), 6.00%, 5/15/59	1,105	1,517,143
Massachusetts Development Finance Agency, (College of the Holy Cross):
(AMBAC), 5.25%, 9/1/32(1)	750	1,058,198
(AMBAC), 5.25%, 9/1/32	15,900	22,433,787

		$26,062,565

Insured-Electric Utilities — 2.1%
Chelan County Public Utility District No. 1, WA, (Columbia River), (NPFG), 0.00%, 6/1/23	$6,335	$6,292,048
Cleveland, OH, Public Power System Revenue:
(NPFG), 0.00%, 11/15/27	2,750	2,529,065
(NPFG), 0.00%, 11/15/38	1,000	648,300
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	5,640	6,157,921
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	4,650,950
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/23	1,095	1,145,206
(NPFG), 5.25%, 7/1/34	375	404,809

		$21,828,299

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 1.9%
Bay City Brownfield Redevelopment Authority, MI, (BAM), Prerefunded to 10/1/23, 5.375%, 10/1/38	$500	$557,625
Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), Escrowed to Maturity, 0.00%, 1/1/22	13,145	13,133,169
Livonia Public Schools, MI, (AGM), Prerefunded to 5/1/23, 5.00%, 5/1/43	750	815,453
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	1,600	1,535,760
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	2,593,479
Westland Tax Increment Finance Authority, MI, (BAM), Prerefunded to 4/1/23, 5.25%, 4/1/34	500	543,920

		$19,179,406

Insured-General Obligations — 7.6%
Chicago Park District, IL, (BAM), 5.00%, 1/1/39(1)	$13,600	$14,552,000
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	4,500	6,161,040
Clark County, NV, (AMBAC), 2.50%, 11/1/36	11,845	11,855,897
Erie School District, PA, (AMBAC), 0.00%, 9/1/30	1,000	838,970
Irvington Township, NJ, (AGM), 0.00%, 7/15/26	4,165	3,906,937
Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), 0.00%, 1/1/22	16,605	16,565,480
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,900	2,632,374
McKeesport School District, PA, (NPFG), 0.00%, 10/1/21	2,555	2,549,635
Nassau County, NY, (AGM), 5.00%, 4/1/49(1)	11,600	14,391,656
Plain School District, OH, (NPFG), 0.00%, 12/1/27	2,400	2,160,240
Shaler Area School District, PA, (XLCA), 0.00%, 9/1/33	2,550	1,992,876

		$77,607,105

Insured-Hospital — 0.0%(3)
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$291,933

		$291,933

Insured-Housing — 0.1%
California Municipal Finance Authority, (CHF-Davis II, LLC - Orchard Park Student Housing), Green Bonds:
(BAM), 3.00%, 5/15/51	$265	$284,997
(BAM), 4.00%, 5/15/46	265	317,552

		$602,549

Insured-Lease Revenue/Certificates of Participation — 0.3%
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	$2,000	$2,799,440
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	657,005

		$3,456,445

Insured-Other Revenue — 1.5%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$19,335	$11,656,685
New York City Industrial Development Agency, NY, (Yankee Stadium):
(AGM), 3.00%, 3/1/36	1,110	1,215,006
(AGM), 3.00%, 3/1/49	2,420	2,576,840

		$15,448,531

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 5.9%
Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/21	$1,000	$998,280
Hamilton County, OH, Sales Tax Revenue:
(AMBAC), 0.00%, 12/1/23	1,245	1,226,225
(AMBAC), 0.00%, 12/1/24	3,665	3,564,396
Houston, TX, Hotel Occupancy Tax Revenue, (AMBAC), 0.00%, 9/1/24	18,035	17,465,094
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	982,403
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	18,000	26,284,320
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	420	398,399
(AGC), 0.00%, 7/1/27	1,120	1,042,765
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	1,105	1,505,463
Reno, NV, Capital Improvement Revenue, (AGM), 4.00%, 6/1/43	6,000	6,766,020

		$60,233,365

Insured-Transportation — 7.8%
Chicago, IL, (O’Hare International Airport):
(AGM), 5.00%, 1/1/28	$2,500	$2,671,125
(AGM), 5.00%, 1/1/29	1,260	1,346,247
(AGM), 5.125%, 1/1/30	2,200	2,354,000
(AGM), 5.125%, 1/1/31	1,750	1,872,500
(AGM), 5.25%, 1/1/32	1,115	1,196,005
(AGM), 5.25%, 1/1/33	1,150	1,232,651
E-470 Public Highway Authority, CO:
(NPFG), 0.00%, 9/1/21	10,200	10,192,656
(NPFG), 0.00%, 9/1/22	7,800	7,767,786
(NPFG), 0.00%, 9/1/39	25,000	11,927,500
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/46	5,770	6,692,161
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,000	1,317,170
Port Palm Beach District, FL:
(XLCA), 0.00%, 9/1/24	1,605	1,534,845
(XLCA), 0.00%, 9/1/25	1,950	1,824,459
(XLCA), 0.00%, 9/1/26	1,000	914,950
Puerto Rico Highway and Transportation Authority:
(AGC), 5.25%, 7/1/41	875	949,436
(AGM), 5.00%, 7/1/32	475	489,250
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/25	26,215	25,358,556

		$79,641,297

Insured-Water and Sewer — 4.6%
Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	$13,670	$13,568,295
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32(1)	10,000	12,357,500
Erie Sewer Authority, PA, (AMBAC), 0.00%, 12/1/26	1,920	1,750,195
Massachusetts Water Resources Authority:
(AGM), 5.25%, 8/1/35	1,000	1,510,010
(AGM), 5.25%, 8/1/38	1,070	1,669,114
Michigan Finance Authority, (Detroit Water and Sewerage Department):
(AGM), 5.00%, 7/1/31	1,500	1,700,175
(AGM), 5.00%, 7/1/32	2,845	3,222,844
(AGM), 5.00%, 7/1/33	2,435	2,756,834

Security	Principal Amount (000’s omitted)	Value
(AGM), 5.00%, 7/1/35	$2,970	$3,355,892
(AGM), 5.00%, 7/1/37	2,435	2,745,950
Middlesex County Improvement Authority, NJ, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	2,150	2,094,552

		$46,731,361

Lease Revenue/Certificates of Participation — 2.6%
Michigan State Building Authority, 5.00%, 10/15/51(1)	$2,200	$2,580,930
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	21,250	24,055,425

		$26,636,355

Other Revenue — 1.1%
New York City Transitional Finance Authority, NY, (Building Aid), Prerefunded to 8/23/21, 5.00%, 7/15/36(1)	$10,750	$10,791,495

		$10,791,495

Senior Living/Life Care — 1.1%
California Public Finance Authority, (Enso Village), Green Bonds:
3.125%, 5/15/29(4)	$410	$415,851
5.00%, 11/15/46(4)	400	464,072
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.125%, 11/15/40	240	266,829
5.25%, 11/15/50	160	177,653
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	525	578,041
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/55	2,265	2,647,422
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(4)	310	339,348
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster):
4.00%, 11/1/49(2)	535	607,193
4.00%, 11/1/55(2)	415	468,103
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	675	708,615
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/50	1,000	1,130,020
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/53	2,690	3,151,685
Warren County, OH, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	239,054

		$11,193,886

Special Tax Revenue — 19.7%
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, Green Bonds, 5.00%, 11/1/30(1)	$14,425	$17,131,563
Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Excise Tax Revenue, Green Bonds, 5.00%, 11/1/41(1)	10,000	12,014,800
Cleveland, OH, Income Tax Revenue:
5.00%, 10/1/39(1)	450	553,703
5.00%, 10/1/43(1)	1,800	2,200,194
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/31(1)	20,000	21,337,800
Denver City and County, CO, Dedicated Tax Revenue, 5.00%, 8/1/41(1)	10,000	11,867,900

Security	Principal Amount (000’s omitted)	Value
Franklin County, OH, Sales Tax Revenue:
5.00%, 6/1/38(1)	$1,100	$1,374,329
5.00%, 6/1/43(1)	1,100	1,362,526
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	1,036,335
Massachusetts School Building Authority, Sales Tax Revenue:
5.00%, 8/15/37(1)	20,200	23,822,466
5.00%, 11/15/46(1)	1,500	1,828,860
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/47(1)	2,000	2,466,620
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/37(1)	10,000	11,329,900
4.00%, 2/1/38	5,000	6,043,850
4.00%, 8/1/39(1)	5,000	5,591,650
4.00%, 5/1/42	3,120	3,621,134
5.00%, 2/1/37(1)	20,000	20,548,400
New York Convention Center Development Corp., Hotel Occupancy Tax, 5.00%, 11/15/45(1)	13,000	15,212,600
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31	10,000	10,700,900
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/46(1)	14,000	15,866,620
5.00%, 3/15/43(1)	6,000	7,490,340
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45(1)	2,800	3,213,700
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.25%, 12/1/44(1)	3,750	4,840,538

		$201,456,728

Transportation — 16.7%
Chicago, IL, (O’Hare International Airport):
4.00%, 1/1/35	$6,610	$7,884,342
4.00%, 1/1/37	2,000	2,371,700
5.00%, 1/1/34	1,000	1,149,920
5.00%, 1/1/38	2,105	2,486,931
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.25%, 11/1/30	3,845	4,280,754
5.25%, 11/1/31	5,940	6,610,210
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/44(1)	8,850	10,145,021
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey:
5.00%, 7/1/37(1)	1,150	1,406,071
5.00%, 7/1/47(1)	4,575	5,507,980
Illinois Toll Highway Authority:
5.00%, 1/1/37(1)	10,000	11,801,800
5.00%, 1/1/41(1)	12,425	14,795,317
Kansas Department of Transportation, 5.00%, 9/1/35(1)	10,000	11,782,700
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/38	1,175	1,361,543
New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/39	1,875	2,181,619
New Jersey Transportation Trust Fund Authority, (Transportation Program):
5.00%, 6/15/38	130	145,452
5.00%, 6/15/44	2,740	3,362,418

Security	Principal Amount (000’s omitted)	Value
New Jersey Transportation Trust Fund Authority, (Transportation System):
5.00%, 12/15/24	$10,000	$11,551,000
5.25%, 12/15/23	1,000	1,120,410
New Jersey Turnpike Authority:
4.00%, 1/1/51	2,495	2,963,286
5.00%, 1/1/48(1)	10,000	12,426,200
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,088,511
Port Authority of New York and New Jersey:
4.00%, 9/1/43(1)	14,000	16,368,660
5.00%, 12/1/34(1)	16,400	18,231,388
5.00%, 10/15/35(1)	2,675	3,168,698
5.00%, 10/15/42(1)	3,750	4,589,850
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	8,165	10,078,141
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	1,765	1,961,939

		$170,821,861

Water and Sewer — 13.2%
Atlanta, GA, Water and Wastewater Revenue:
5.00%, 11/1/43(1)	$3,750	$4,657,463
5.00%, 11/1/47(1)	5,900	7,299,775
Central Valley Water Reclamation Facility, CA, Green Bonds, 4.00%, 3/1/47	6,305	7,593,111
Charleston, SC, Waterworks and Sewer Revenue, Prerefunded to 1/1/25, 5.00%, 1/1/45(1)	25,000	29,046,500
Dallas, TX, Waterworks and Sewer System Revenue, 5.00%, 10/1/41(1)	15,000	18,060,900
East Baton Rouge Sewerage Commission, LA, 4.00%, 2/1/45(1)	10,000	11,694,000
Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/43(1)	2,500	3,039,750
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/40(1)	2,000	2,420,800
Metropolitan St. Louis Sewer District, MO:
5.00%, 5/1/35(1)	8,750	10,135,650
5.00%, 5/1/36(1)	7,925	9,167,797
New York City Municipal Water Finance Authority, NY, 5.00%, 6/15/31	10,000	10,461,598
Port Huron, MI, Water Supply System, 5.25%, 10/1/31	250	253,043
Texas Water Development Board:
4.00%, 10/15/47(1)	2,900	3,375,192
5.00%, 10/15/40(1)	15,500	18,331,848

		$135,537,427

Total Tax-Exempt Municipal Obligations — 164.2% (identified cost $1,515,384,443)		$1,680,193,112

Total Investments — 166.0% (identified cost $1,532,977,053)		$1,698,960,697

Other Assets, Less Liabilities — (66.0)%		$(675,729,876)

Net Assets — 100.0%		$1,023,230,821

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2021, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	16.7%
Illinois	10.7%
Others, representing less than 10% individually	72.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2021, 20.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 6.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	When-issued security.

(3)	Amount is less than 0.05%.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $1,219,271 or 0.1% of the Fund’s net assets.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

The Fund did not have any open derivative instruments at June 30, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$14,954,201	$—	$14,954,201
Tax-Exempt Mortgage-Backed Securities	—	3,813,384	—	3,813,384
Tax-Exempt Municipal Obligations	—	1,680,193,112	—	1,680,193,112
Total Investments	$—	$1,698,960,697	$—	$1,698,960,697

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.